Supplement	12 Months Ended
Jan. 31, 2012
Annuity | Vanguard Dividend Growth Fund
Supplement Text
Supplement Text:

[SHIP LOGO VANGUARD (R)]

Vanguard Dividend Growth Fund

Supplement to the Prospectus and Summary Prospectus Dated May 29, 2012

Index Name Change

The Dividend Achievers Select Index, a performance and advisor compensation benchmark for Vanguard Dividend Growth Fund, has been renamed the NASDAQ US Dividend Achievers Select Index. There are no changes to the composition of the Index.

Prospectus and Summary Prospectus Text Changes

All references to the Dividend Achievers Select Index are changed to the NASDAQ US Dividend Achievers Select Index.

The following credit line is added:

'Dividend Achievers' is a trademark of The NASDAQ OMX Group, Inc. (collectively, with its affiliates, 'NASDAQ OMX') and has been licensed for use by The Vanguard Group, Inc. Vanguard mutual funds are not sponsored, endorsed, sold, or promoted by NASDAQ OMX and NASDAQ OMX makes no representation regarding the advisability of investing in the funds. NASDAQ OMX MAKES NO WARRANTIES AND BEARS NO LIABILITY WITH RESPECT TO THE VANGUARD MUTUAL FUNDS.

ETF | Vanguard Dividend Appreciation Index Fund
Supplement Text
Supplement Text:

[SHIP LOGO VANGUARD (R)]

Vanguard Dividend Appreciation Index Fund

Supplement to the Prospectus and Summary Prospectus Dated May 29, 2012

Index Name Change

The Dividend Achievers Select Index, the target benchmark for Vanguard Dividend Appreciation Index Fund, has been renamed the NASDAQ US Dividend Achievers Select Index. There are no changes to the composition of the Index.

Prospectus and Summary Prospectus Text Changes

All references to the Dividend Achievers Select Index are changed to the NASDAQ US Dividend Achievers Select Index.

The following replaces similar text under 'Primary Investment Strategies':

The Fund employs an indexing investment approach designed to track the performance of the NASDAQ US Dividend Achievers Select Index, which consists of common stocks of companies that have a record of increasing dividends over time. The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.

The 'Dividend Achievers' credit line is revised as follows:

'Dividend Achievers' is a trademark of The NASDAQ OMX Group, Inc. (collectively, with its affiliates, 'NASDAQ OMX') and has been licensed for use by The Vanguard Group, Inc. Vanguard mutual funds are not sponsored, endorsed, sold, or promoted by NASDAQ OMX and NASDAQ OMX makes no representation regarding the advisability of investing in the funds. NASDAQ OMX MAKES NO WARRANTIES AND BEARS NO LIABILITY WITH RESPECT TO THE VANGUARD MUTUAL FUNDS.

Participant | Vanguard Dividend Appreciation Index Fund
Supplement Text
Supplement Text:

[SHIP LOGO VANGUARD (R)]

Vanguard Dividend Appreciation Index Fund

Supplement to the Prospectus and Summary Prospectus Dated May 29, 2012

Index Name Change

The Dividend Achievers Select Index, the target benchmark for Vanguard Dividend Appreciation Index Fund, has been renamed the NASDAQ US Dividend Achievers Select Index. There are no changes to the composition of the Index.

Prospectus and Summary Prospectus Text Changes

All references to the Dividend Achievers Select Index are changed to the NASDAQ US Dividend Achievers Select Index.

The following replaces similar text under 'Primary Investment Strategies':

The Fund employs an indexing investment approach designed to track the performance of the NASDAQ US Dividend Achievers Select Index, which consists of common stocks of companies that have a record of increasing dividends over time. The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.

The 'Dividend Achievers' credit line is revised as follows:

'Dividend Achievers' is a trademark of The NASDAQ OMX Group, Inc. (collectively, with its affiliates, 'NASDAQ OMX') and has been licensed for use by The Vanguard Group, Inc. Vanguard mutual funds are not sponsored, endorsed, sold, or promoted by NASDAQ OMX and NASDAQ OMX makes no representation regarding the advisability of investing in the funds. NASDAQ OMX MAKES NO WARRANTIES AND BEARS NO LIABILITY WITH RESPECT TO THE VANGUARD MUTUAL FUNDS.

Participant | Vanguard Dividend Growth Fund
Supplement Text
Supplement Text:

[SHIP LOGO VANGUARD (R)]

Vanguard Dividend Growth Fund

Supplement to the Prospectus and Summary Prospectus Dated May 29, 2012

Index Name Change

The Dividend Achievers Select Index, a performance and advisor compensation benchmark for Vanguard Dividend Growth Fund, has been renamed the NASDAQ US Dividend Achievers Select Index. There are no changes to the composition of the Index.

Prospectus and Summary Prospectus Text Changes

All references to the Dividend Achievers Select Index are changed to the NASDAQ US Dividend Achievers Select Index.

The following credit line is added:

'Dividend Achievers' is a trademark of The NASDAQ OMX Group, Inc. (collectively, with its affiliates, 'NASDAQ OMX') and has been licensed for use by The Vanguard Group, Inc. Vanguard mutual funds are not sponsored, endorsed, sold, or promoted by NASDAQ OMX and NASDAQ OMX makes no representation regarding the advisability of investing in the funds. NASDAQ OMX MAKES NO WARRANTIES AND BEARS NO LIABILITY WITH RESPECT TO THE VANGUARD MUTUAL FUNDS.

Retail | Vanguard Dividend Appreciation Index Fund
Supplement Text
Supplement Text:

[SHIP LOGO VANGUARD (R)]

Vanguard Dividend Appreciation Index Fund

Supplement to the Prospectus and Summary Prospectus Dated May 29, 2012

Index Name Change

The Dividend Achievers Select Index, the target benchmark for Vanguard Dividend Appreciation Index Fund, has been renamed the NASDAQ US Dividend Achievers Select Index. There are no changes to the composition of the Index.

Prospectus and Summary Prospectus Text Changes

All references to the Dividend Achievers Select Index are changed to the NASDAQ US Dividend Achievers Select Index.

The following replaces similar text under 'Primary Investment Strategies':

The Fund employs an indexing investment approach designed to track the performance of the NASDAQ US Dividend Achievers Select Index, which consists of common stocks of companies that have a record of increasing dividends over time. The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.

The 'Dividend Achievers' credit line is revised as follows:

'Dividend Achievers' is a trademark of The NASDAQ OMX Group, Inc. (collectively, with its affiliates, 'NASDAQ OMX') and has been licensed for use by The Vanguard Group, Inc. Vanguard mutual funds are not sponsored, endorsed, sold, or promoted by NASDAQ OMX and NASDAQ OMX makes no representation regarding the advisability of investing in the funds. NASDAQ OMX MAKES NO WARRANTIES AND BEARS NO LIABILITY WITH RESPECT TO THE VANGUARD MUTUAL FUNDS.

Retail | Vanguard Dividend Growth Fund
Supplement Text
Supplement Text:

[SHIP LOGO VANGUARD (R)]

Vanguard Dividend Growth Fund

Supplement to the Prospectus and Summary Prospectus Dated May 29, 2012

Index Name Change

The Dividend Achievers Select Index, a performance and advisor compensation benchmark for Vanguard Dividend Growth Fund, has been renamed the NASDAQ US Dividend Achievers Select Index. There are no changes to the composition of the Index.

Prospectus and Summary Prospectus Text Changes

All references to the Dividend Achievers Select Index are changed to the NASDAQ US Dividend Achievers Select Index.

The following credit line is added:

'Dividend Achievers' is a trademark of The NASDAQ OMX Group, Inc. (collectively, with its affiliates, 'NASDAQ OMX') and has been licensed for use by The Vanguard Group, Inc. Vanguard mutual funds are not sponsored, endorsed, sold, or promoted by NASDAQ OMX and NASDAQ OMX makes no representation regarding the advisability of investing in the funds. NASDAQ OMX MAKES NO WARRANTIES AND BEARS NO LIABILITY WITH RESPECT TO THE VANGUARD MUTUAL FUNDS.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Jan 31, 2012
Registrant Name	dei_EntityRegistrantName	Vanguard Specialized Funds
Central Index Key	dei_EntityCentralIndexKey	0000734383
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Mar 25, 2013
Document Effective Date	dei_DocumentEffectiveDate	Mar 25, 2013
Vanguard Dividend Appreciation Index Fund | ETF
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	May 29, 2012
PortfolioTurnover, Rate	rr_PortfolioTurnoverRate	14.00%
Vanguard Dividend Appreciation Index Fund | Participant
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	May 29, 2012
PortfolioTurnover, Rate	rr_PortfolioTurnoverRate	14.00%
Vanguard Dividend Appreciation Index Fund | Retail
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	May 29, 2012
PortfolioTurnover, Rate	rr_PortfolioTurnoverRate	14.00%
Vanguard Dividend Growth Fund | Annuity
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	May 29, 2012
PortfolioTurnover, Rate	rr_PortfolioTurnoverRate	13.00%
Vanguard Dividend Growth Fund | Retail
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	May 29, 2012
PortfolioTurnover, Rate	rr_PortfolioTurnoverRate	13.00%